Glia Med Asset Purchase (Details) (USD $)	Mar. 31, 2011
GliaMed Asset Purchase (Textual) [Abstract]
Percentage of fully diluted outstanding common stock	20.00%
Cash payment for assets acquired	$ 5,000,000
Series E Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of additional consideration of preferred shares in contingency	8,205